Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

3. Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Total Accounts receivable – third parties, gross	4,397,561	3,044,930
Less: allowance for current expected credit loss	(245,753)	(90,281)
Total	4,151,808	2,954,649

Movements of allowance for current expected credit loss is as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Balance as of beginning	90,281	—
Addition	183,971	90,281
Reversal	(28,499)	—
Write-off due to bad debt	—	—
Ending balance	245,753	90,281